Stockholders' (Deficit) Equity (10Q) (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 08, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Total number of shares		150,000,000	75,000,000	75,000,000
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		149,000,000	74,000,000	74,000,000	74,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares issued for services, shares	85,000
Common stock value issued for services	$ 24,650			$ 364,301	$ 51,000
Legal and professional expenses		$ 37,700	$ 53,842
2015 Equity Incentive Plan [Member]
Number of common stock shares issued under the plan	130,000